ACQUISITIONS (Schedule of Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands		1 Months Ended
	Jan. 14, 2020	Jul. 22, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill			$ 152,303	$ 125,809	$ 125,051
Content IQ LLC [Member]
Property and equipment, net	$ 4
Deferred Taxes	(2,253)
Goodwill	23,361
Net assets acquired	37,838
Content IQ LLC [Member] | Technology-Based Intangible Assets [Member]
Intangible assets	$ 12,483
Weighted Avarage Useful Life	5 years
Content IQ LLC [Member] | Customer Relationships [Member]
Intangible assets	$ 4,243
Weighted Avarage Useful Life	7 years
Pub Ocean Limited [Member]
Property and equipment, net		$ 15
Other creditors		(25)
Goodwill		3,133
Net assets acquired		13,399
Pub Ocean Limited [Member] | Technology-Based Intangible Assets [Member]
Intangible assets		$ 9,618
Weighted Avarage Useful Life		5 years
Pub Ocean Limited [Member] | Customer Relationships [Member]
Intangible assets		$ 658
Weighted Avarage Useful Life		7 years